Investment in Operating Leases (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Transportation equipment USD ($)	Mar. 31, 2011 Transportation equipment JPY (¥)	Mar. 31, 2010 Transportation equipment JPY (¥)	Mar. 31, 2011 Measuring and information-related equipment USD ($)	Mar. 31, 2011 Measuring and information-related equipment JPY (¥)	Mar. 31, 2010 Measuring and information-related equipment JPY (¥)	Mar. 31, 2011 Real Estate USD ($)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2010 Real Estate JPY (¥)	Mar. 31, 2011 Other USD ($)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	$ 19,932	¥ 1,657,367	¥ 1,595,721	$ 7,516	¥ 624,958	¥ 580,009	$ 2,120	¥ 176,304	¥ 170,047	$ 10,066	¥ 836,953	¥ 826,398	$ 230	¥ 19,152	¥ 19,267
Accumulated depreciation	(4,843)	(402,697)	(399,747)
Net	15,089	1,254,670	1,195,974
Accrued rental receivables	188	15,625	17,249
Property Subject to or Available for Operating Lease, Net, Total	$ 15,277	¥ 1,270,295	¥ 1,213,223